Note 6 - Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Text Block]
NOTE 6 – OTHER REAL ESTATE OWNED

The aggregate carrying amount of other real estate owned at December 31, 2012 and 2011 was $9,619,000 and $9,322,000, respectively.  All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure.  The following table details the change in this balance during 2012 and 2011.

(Dollars in thousands)	Year Ended December 31
	2012	2011
Real estate acquired in settlement of loans, beginning of period	$9,322	$8,923
New real estate acquired in settlement of loans atower of fair value or principal balance	8,299	9,421
Capital expenditures on real estate acquired in settlement of loans	32	382
Sales of real estate acquired in settlement of loans	(8,971)	(6,818)
Gains on sale of real estate acquired in settlement of loans	1,240	519
Deferred gain on sale of real estate acquired in settlement of loans	-	144
Less: Impairment recognized	(303)	(3,249)
Real estate acquired in settlement of loans, end of period	$9,619	$9,322

The types of property in other real estate owned at December 31, 2012 and 2011 included commercial office properties, commercial lots, residential 1-4 family lots and homes under construction, and residential 1-4 family homes. At December 31, 2012 the largest single property type of other real estate owned was construction and land development, totaling $3,774,000. At December 31, 2011 the largest single property type of other real estate owned was commercial real estate, totaling $4,941,000.

During 2012 and 2011, the Company recorded sales proceeds on other real estate owned totaling $8,971,000, and $6,818,000, respectively.  Sales proceeds on other real estate owned for which the Company made loans to facilitate the sale of the property during 2012 and 2011 totaled $2,738,000 and $4,183,000, respectively.  The gross loans to facilitate these sales during 2012 and 2011 totaled $2,317,000 and $3,588,000, respectively.  For the year ended December 31, 2011, the Company realized deferred gains on these sales transactions totaling $144,000. There were no such deferred gains in 2012.

During 2012 and 2011, the Company recognized $303,000 and $3,249,000, respectively, of impairment expense on other real estate owned.  These impairments were the result of periodic reappraisals of the properties and management’s estimates of short term liquidation values.